Debt Issuance Costs (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortization of Financing Costs	$ 113,000	$ 119,000
Unamortized Debt Issuance Expense	542,000	695,000
Interest Expense [Member]
Unamortized Debt Issuance Expense	$ 86,000